Fees Summary	Feb. 28, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 748,665,000.00
Previously Paid Amount	0.00
Total Fee Amount	114,620.61
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 114,620.61
Narrative - Max Aggregate Offering Amount | shares	750,000,000
Final Prospectus	true